Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Disclosure of interests in subsidiaries
TA Cogen

Year ended Dec. 31	2025	2024
Revenues	94	167
Net (loss) earnings and total comprehensive (loss) income	(52)	9
Amounts attributable to the non-controlling interest:
Net (loss) earnings	(20)	9
Total comprehensive (loss) income	(20)	9
Distributions paid to Canadian Power Holdings Inc.	11	40

As at Dec. 31	2025	2024
Current assets	49	47
Long-term assets	56	130
Current liabilities	(35)	(48)
Long-term liabilities	(36)	(32)
Total equity	(34)	(97)
Equity attributable to Canadian Power Holdings Inc.	(15)	(46)
Non-controlling interest share (per cent)	49.99	49.99
Kent Hills Wind LP

Year ended Dec. 31	2025	2024
Revenues	36	34
Net earnings and total comprehensive income	3	7
Amounts attributable to the non-controlling interest:
Net earnings and total comprehensive income	—	1

As at Dec. 31	2025	2024
Current assets	12	33
Long-term assets	466	463
Current liabilities	(18)	(26)
Long-term liabilities	(160)	(174)
Total equity	(300)	(296)
Equity attributable to non-controlling interests	(51)	(51)
Non-controlling interest share (per cent)	17	17
Details of the Company’s principal operating subsidiaries at Dec. 31, 2025, are as follows:

Subsidiary	Country	Ownership (per cent)	Principal activity
TransAlta Generation Partnership	Canada	100	Generation and sale of electricity
TransAlta Cogeneration, L.P.	Canada	50.01	Generation and sale of electricity
TransAlta Centralia Generation, LLC	U.S.	100	Generation and sale of electricity
TransAlta Energy Marketing Corp.	Canada	100	Energy marketing
TransAlta Energy Marketing (U.S.), Inc.	U.S.	100	Energy marketing
TransAlta Energy (Australia), Pty Ltd.	Australia	100	Generation and sale of electricity
TransAlta Renewables Inc.	Canada	100	Generation and sale of electricity
Heartland Generation Ltd.	Canada	100(1)	Generation and sale of electricity
Alberta Power (2000) Ltd.	Canada	100(1)	Generation and sale of electricity
(1)On Dec. 4, 2024, the Company completed the acquisition of Heartland. Refer to Note 4 for more details.
Disclosure of information about key management personnel and transactions with associates
TransAlta’s key management personnel include the President and Chief Executive Officer (CEO), members of the senior management team and the members of the Board. Key management personnel compensation is as follows:

Year ended Dec. 31	2025	2024
Total compensation	22	36
Comprising:
Short-term employee benefits	12	13
Post-employment benefits	1	1
Termination benefits	1	4
Share-based payments	8	18

Year ended Dec. 31	2025	2024
Power sales	98	58
Purchased power	2	4